LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

COLLECTION PERIOD:                     MAY 1-31, 2007                   PAYMENT DATE:        JUN 15 2007
DETERMINATION DATE:                    JUN 11 2007                      REPORT BRANCH:       2071
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                                                                                                                        OVERCOLLAT-
INITIAL DEAL                               TOTAL           CLASS A-1      CLASS A-2        CLASS A-3       CLASS A-4    ERALIZATION
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Class Percentages                              100.00%          20.32%           29.46%         19.91%          29.06%         1.25%
Initial Pool Balance                    413,264,062.83   83,970,835.81   121,757,711.93  82,291,419.10  120,078,295.21  5,165,800.77
Prefunding                               78,887,835.89   16,029,164.19    23,242,288.06  15,708,580.90   22,921,704.79    986,097.95
Total Balance                           492,151,898.72  100,000,000.00   145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.72
Note Balance Total                      486,000,000.00  100,000,000.00   145,000,000.00  98,000,000.00  143,000,000.00
Number of Contracts                             12,225
Class Pass Through Rates                                        5.335%           5.150%         4.972%          5.025%
Servicing Fee Rate                            1.75000%
Indenture Trustee Fee                         0.00300%
Custodian Fee                                 0.02000%
Backup Servicer Fee                           0.01000%
Insurance Premium Fee                         0.14000%
Class C Certificate Rate                      5.00000%

Initial Weighted Average APR                   12.272%
Initial Weighted Average Monthly
  Dealer Participation Fee Rate                 0.000%
Initial Weighted Average Adjusted
  APR (net of Monthly Dealer
  Participation) of Remaining Portfolio        12.272%
Initial Weighted Average Remaining Term          64.87
Initial Weighted Average Original Term           68.97
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CURRENT MONTH CERTIFICATE                                                                                               OVERCOLLAT-
      BALANCES                             TOTAL         CLASS A-1      CLASS A-2        CLASS A-3       CLASS A-4      ERALIZATION
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BOP:
Prior Month Pool Balance                465,983,883.31   73,831,984.57   145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Prefunding Pool Balance                           0.00
Total Pool Balance                      465,983,883.31   73,831,984.57   145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Total Note Balance                      455,561,919.63   69,561,919.63   145,000,000.00  98,000,000.00  143,000,000.00

EOP:
Number of Current Month Closed
  Contracts                                         491
Number of Reopened Loans                             0
Number of Contracts - EOP                       24,583
Pool Balance  -  EOP                    451,625,054.35   59,473,155.61   145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Prefunding Pool Balance                           0.00
Total Pool Balance  -  EOP              451,625,054.35   59,473,155.61   145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Total Note Balance - EOP                439,046,656.69   53,046,656.69   145,000,000.00  98,000,000.00  143,000,000.00

Class Collateral Pool Factors               0.90338818      0.53046657       1.00000000     1.00000000      1.00000000

Weighted Average APR of
  Remaining Portfolio                         12.3511%
Weighted Average Monthly Dealer
  Participation Fee Rate                       0.0000%
Weighted Average Adjusted APR
  (net of Monthly Dealer Participation)
  of Remaining Portfolio                      12.3511%
Weighted Average Remaining Term                  63.47
Weighted Average Original Term                   69.06

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

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TOTAL DISTRIBUTION AMOUNT                                                                                      CONTRACTS
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      Monthly Payments:          Principal                                                    6,654,063.08
                                 Interest                                                     4,836,346.73
      Early Payoffs:             Principal Collected                                          7,490,165.34
                                 Early Payoff Excess Servicing Compensation                           2.48
                                 Early Payoff Principal Net of Rule of 78s Adj.               7,490,162.86               476
                                 Interest                                                        87,348.19
      Liquidated Receivable:     Principal Collected                                             11,952.83
                                 Liquidated Receivable Excess Servicing Compensation                  0.00
                                 Liquidated Receivable Principal Net of Rule of 78s Adj.         11,952.83                12
                                 Interest                                                           350.11
      Purchase Amount:           Principal                                                       56,401.45                 3
                                 Interest                                                         2,714.67
                                                 Total Principal                             14,212,580.22
                                                 Total Interest                               4,926,759.70
                                                 Total Principal and Interest                19,139,339.92
      Recoveries                                                                                 52,698.21
      Excess Servicing Compensation                                                                   2.48
      Late Fees & Miscellaneous Fees                                                             60,032.36
      Collection Account Customer Cash                                                       19,252,072.97
      ADDITIONAL COLLECTION ACCOUNT CASH:
      Collection Account Investment Income                                                       64,807.36
      Prefunding Account Investment Income                                                            0.00
      Mandatory Special Redemption                                                                    0.00
      Available Funds                                                                        19,316,880.33

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                                                                                          DISTRIBUTION     SHORTFALL / DRAW
DISTRIBUTION                                                                                 AMOUNT        DEFICIENCY CLAIM
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                                                                                             19,316,880.33
Servicing Fees:                  Current Month Servicing Fee               679,559.83
                                 Prior Period Unpaid Servicing Fee               0.00
                                 Late Fees & Miscellaneous Fees             60,032.36
                                 Excess Servicing Compensation                   2.48
                                                 Total Servicing Fees:     739,594.67        18,577,285.66              0.00
Indenture Trustee Fee                                                        1,164.96        18,576,120.70              0.00
Custodian Fee                                                                7,766.40        18,568,354.30              0.00
Backup Servicer Fee                                                          3,883.20        18,564,471.10              0.00
Prior Unpaid Indenture Trustee Fee                                               0.00        18,564,471.10              0.00
Prior Unpaid Custodian Fee                                                       0.00        18,564,471.10              0.00
Prior Unpaid Backup Servicer Fee                                                 0.00        18,564,471.10              0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

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                                                                                        DISTRIBUTION     SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                     AMOUNT        DEFICIENCY CLAIM
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Class A-1 Note Interest:         Current Month                           319,569.39        18,244,901.71              0.00
                                 Prior Carryover Shortfall                     0.00        18,244,901.71
Class A-2 Note Interest:         Current Month                           622,291.67        17,622,610.04              0.00
                                 Prior Carryover Shortfall                     0.00        17,622,610.04
Class A-3 Note Interest:         Current Month                           406,046.67        17,216,563.37              0.00
                                 Prior Carryover Shortfall                     0.00        17,216,563.37
Class A-4 Note Interest:         Current Month                           598,812.50        16,617,750.87              0.00
                                 Prior Carryover Shortfall                     0.00        16,617,750.87
Principal Payment Amount:        Current Month                         3,936,865.28        12,680,885.59              0.00
                                 Prior Carryover Shortfall                     0.00        12,680,885.59
Certificate Insurer:             Reimbursement Obligations                     0.00        12,680,885.59              0.00
                                 Premium                                  51,222.11        12,629,663.48              0.00
Class C Interest Payment Amount
                                 Current Month                            51,265.82        12,578,397.66              0.00
                                 Prior Carryover Shortfall                     0.00        12,578,397.66              0.00
Supplemental Enhancement Account
                                 Reimbursement                                 0.00        12,578,397.66              0.00
Additional Expenses:             Trust Collateral Agent                        0.00        12,578,397.66              0.00
                                 Indenture Trustee                             0.00        12,578,397.66              0.00
                                 Backup Servicer                               0.00        12,578,397.66              0.00
                                 Custodian                                     0.00        12,578,397.66              0.00
Distribution to (from) the Spread Account                             12,578,397.66                 0.00

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LIQUIDATED RECEIVABLES
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                                                                                                    Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                                    Balance        Units
      BOP Liquidated Receivable Principal Balance        158,201.57            BOP Cram Down loss Balance        0.00            0
      Current Month Cram Down Loss                             0.00            Current Month Cram Down Loss      0.00            0
      Liquidation Principal Proceeds                      11,952.83
      Principal Loss                                     146,248.74
      Prior Month Cumulative Principal Loss LTD           17,243.69
      Cumulative Principal Loss LTD                      163,492.43            Cumulative Cram Down Loss         0.00            0

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STATISTICAL INFORMATION
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                                                                           % OF TOTAL POOL
DELINQUENCY STATUS:               # OF CONTRACTS         AMOUNT                BALANCE
      Current                             20,222     371,660,339.80            82.29%
      1-29 Days                            4,055      75,335,173.26            16.68%
      30-59 Days                             204       3,042,023.00             0.67%
      60-89 Days                              73       1,078,258.43             0.24%
      90-119 Days                             25         433,106.28             0.10%
      120 Days or More                         4          76,153.58             0.02%
                           Total          24,583     451,625,054.35           100.00%

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)
                                                      Trigger            Trigger        Event of Default       Event of
                                  Current Month      Threshold            Event            Threshold            Default

Average Delinquency Ratio               0.61635%       4.25%               NO                6.25%                NO
Cumulative Default Rate                    0.15%       1.57%               NO                1.85%                NO
Cumulative Loss Rate                       0.02%       0.79%               NO                1.02%                NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                                 CERTIFICATE INVENTORY                                                RECOVERY INVENTORY
                                  # OF CONTRACTS           AMOUNT *                                      # OF CONTRACTS     AMOUNT *
Prior Month Inventory                         12         248,753.26             Prior Month Inventory                 0         0.00
Repurchases                                    6         138,926.51                       Repurchased                 0         0.00
Adjusted Prior Month Inventory                 6         109,826.75    Adjusted Prior Month Inventory                 0         0.00
Current Month Repos                           23         456,176.34               Current Month Repos                 7    71,573.46
Repos Actually Liquidated                      7         109,826.75      Repos from Trust Liquidation                 0         0.00
Repos Liquidated at 60+ or 150+                0               0.00         Repos Actually Liquidated                 6    49,053.07
Dealer Payoff                                  0               0.00                     Dealer Payoff                 0         0.00
Redeemed / Cured                               1          15,554.55                  Redeemed / Cured                 0         0.00
Purchased Repos                                0               0.00                   Purchased Repos                 0         0.00
Current Month Inventory                       21         440,621.79           Current Month Inventory                 1    22,520.39
                                 * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:
                                 # OF CONTRACTS              AMOUNT
Current Month Balance                         12         158,201.57
Cumulative Balance                            17         179,516.69
Current Month Proceeds                                    12,302.94
Cumulative Proceeds                                       16,233.59
Current Month Recoveries                                  52,698.21
Cumulative Recoveries                                     47,066.57

                                                 RECEIVABLES LIQUIDATED AT 150 OR
                                                 MORE DAYS DELINQUENT, 60 OR MORE
                                                 DAYS PAST THE DATE AVAILABLE FOR                      CUMULATIVE RECEIVABLES
                                                 SALE AND BY ELECTION:                                 LIQUIDATED AT 150+ AND 60+:
                                                            Balance       Units                            Balance            Units
Prior Month                                                7,187.69           3                               0.00                0
Current Trust Liquidation Balance                              0.00           0                               0.00                0
Current Monthly Principal Payments                        (5,539.27)          0
Cram Down Loss                                                 0.00
Reopened Loan Due to NSF                                  14,389.23           4
Current Repurchases                                            0.00           0
Current Recovery Sale Proceeds                                 0.00           0
Deficiency Balance of Sold Vehicles                            0.00          -5
EOP                                                       16,037.65           2                               0.00                0

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

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STATISTICAL INFORMATION CONTINUED
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Requisite Amount:                                                                0.00

      SUPPLEMENTAL ENHANCEMENT SPREAD ACCOUNT

Initial Deposit                                                                  0.00
   BOP Balance                                                                   0.00
   Remaining Distribution Amount                                        12,578,397.66
   Investment Income  - Spread                                                   0.00
  Current Month Draw - Spread                                                    0.00
EOP Balance Prior to Distribution                                       12,578,397.66

Spread Account Release Amount                                           12,578,397.66

EOP Balance                                                                      0.00

Class A Principal Payment Amount                                        12,578,397.66
Class C Supplemental Interest and Carryover Shortfall                            0.00
Class R Certificateholder Distribution                                           0.00

      SUPPLEMENTAL ENHANCEMENT

Total Deposit                                                           12,303,797.47
BOP Balance                                                             12,303,797.47
Supplemental Enhancement Account Deposit                                         0.00
Current Month Draw                                                               0.00
Supplemental Enhancement Account Investment Earnings                        54,127.42
Supplemental Enhancement Account Investment Earnings Amount
      to Class C Certificateholder                                         (54,127.42)
Class C Supplemental Enhancement Amount Before Release                  12,303,797.47

Supplemental Enhancement Account Release Amount                                  0.00

EOP Balance                                                             12,303,797.47

OVERCOLLATERALIZATION AMOUNT                                            12,578,397.66

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                                  24,882,195.13                5.51%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                       36,130,004.35                8.00%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                                         78,887,835.89
BOP Balance                                                                      0.00
Subsequent Transfer                                                              0.00
Investment Income Earned                                                         0.00
Investment Income Deposited to Note Account for
       Distribution Per SAS Sec5.5                                               0.00
Mandatory Special Redemption                                                     0.00
Remaining Prefunding Balance                                                     0.00
Undistributed Investment Income                                                  0.00
EOP Balance Before Release to Servicer                                           0.00
Prefunding Account Balance Released to Servicer                                  0.00
EOP Balance                                                                      0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A
TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

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     CUMULATIVE LOSS:                                         CUMULATIVE GROSS DEFAULT:
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       UP TO MONTH          TRIGGER EVENT   EVENT OF DEFAULT     UP TO MONTH       TRIGGER EVENT       EVENT OF DEFAULT

            3                   0.79%            1.02%                3                1.57%               1.85%
            6                   1.57%            1.87%                6                3.13%               3.39%
            9                   1.96%            2.37%                9                3.73%               4.31%
            12                  3.13%            3.39%               12                5.88%               6.15%
            15                  3.56%            3.85%               15                6.77%               7.00%
            18                  4.28%            4.61%               18                8.56%               8.39%
            21                  4.66%            5.39%               21                8.98%               9.80%
            24                  5.17%            5.85%               24                9.40%              10.63%
            27                  5.50%            6.31%               27                10.00%             11.48%
            30                  6.00%            6.76%               30                10.91%             12.30%
            33                  6.34%            7.24%               33                11.52%             13.15%
            36                  6.67%            7.54%               36                12.12%             13.71%
            39                  6.83%            7.69%               39                12.43%             13.98%
            42                  7.00%            8.00%               42                12.72%             14.54%
            45                  7.00%            8.00%               45                12.72%             14.54%
            48                  7.00%            8.00%               48                12.72%             14.54%
            51                  7.00%            8.00%               51                12.72%             14.54%
            54                  7.00%            8.00%               54                12.72%             14.54%
            57                  7.00%            8.00%               57                12.72%             14.54%
            60                  7.00%            8.00%               60                12.72%             14.54%
            63                  7.00%            8.00%               63                12.72%             14.54%
            66                  7.00%            8.00%               66                12.72%             14.54%
            69                  7.00%            8.00%               69                12.72%             14.54%
            72                  7.00%            8.00%               72                12.72%             14.54%
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AVERAGE DELINQUENCY RATIO:
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       UP TO MONTH          TRIGGER EVENT   EVENT OF DEFAULT
            12                  4.25%            6.25%
            24                  5.25%            7.25%
            72                  6.25%            8.25%
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LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of May 31, 2007 and were performed in conformity with the Sale and Servicing Agreement dated March 1, 2007.

/s/ Michael Butler
---------------------------------
Michael Butler
Vice President and Treasurer

/s/ Maureen E. Morley
---------------------------------
Maureen E. Morley
Vice President and Controller